Financial Instruments and Risk Management (Details) - One Customer [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management (Details) [Line Items]
Outstanding exceed percentage	10.00%
Company’s revenue	13.00%	161.00%